Personnel expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel Expenses [Line Items]
Salaries	$ 12,178	$ 10,997	$ 7,045
Variable compensation	10,870	9,845	7,954
of which: performance awards	4,456	3,986	3,205
of which: financial advisors	5,293	4,549	4,508
of which: other	1,121	1,310	241
Contractors	325	334	323
Social security	1,622	1,473	944
Post-employment benefit plans	1,310	1,361	794
of which: defined benefit plans	731	847	437
of which: defined contribution plans	578	514	357
Other personnel expenses	1,013	890	621
Total personnel expenses	27,318	24,899	17,680
Curtailments	$ 104	$ 29	$ 20